Derivatives - Summary of Outstanding Swaps (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
3.110 % interest rate swaps
Derivative [Line Items]
Notional	$ 189,013,883	$ 189,506,107
Fixed Rate Paid	3.11%	3.11%
Variable interest rate base	3 mo.USD-LIBOR-BBA	3 mo.USD-LIBOR-BBA
3.110% interest rate swaps
Derivative [Line Items]
Notional	$ 246,875,000	$ 247,500,000
Fixed Rate Paid	3.11%	3.11%
Variable interest rate base	3 mo.USD-LIBOR-BBA	3 mo.USD-LIBOR-BBA
2.504 % interest rate swaps
Derivative [Line Items]
Notional	$ 49,375,000	$ 49,500,000
Fixed Rate Paid	2.504%	2.504%
Variable interest rate base	3 mo.USD-LIBOR-BBA	3 mo.USD-LIBOR-BBA
1.833 % interest rate swaps
Derivative [Line Items]
Notional	$ 372,287,500	$ 373,230,000
Fixed Rate Paid	1.833%	1.833%
Variable interest rate base	3 mo.USD-LIBOR-BBA	3 mo.USD-LIBOR-BBA
Base Rate | 3.110 % interest rate swaps
Derivative [Line Items]
Variable interest rate base floor	1.00%	1.00%
Base Rate | 3.110% interest rate swaps
Derivative [Line Items]
Variable interest rate base floor	1.00%	1.00%
Base Rate | 2.504 % interest rate swaps
Derivative [Line Items]
Variable interest rate base floor	1.00%	1.00%
Base Rate | 1.833 % interest rate swaps
Derivative [Line Items]
Variable interest rate base floor	1.00%	1.00%